Segment information - Reportable Operating Segments (Details) $ in Millions	12 Months Ended
	Mar. 28, 2021 CAD ($) segment	Mar. 29, 2020 CAD ($)	Mar. 31, 2019 CAD ($)
Operating Segments [Abstract]
Number of reportable segments | segment	3
Disclosure of operating segments [line items]
Revenue	$ 903.7	$ 958.1	$ 830.5
Cost of sales	349.7	364.8	313.7
Gross profit	554.0	593.3	516.8
Selling, general and administration expenses	367.3	350.5	302.1
Depreciation and amortization	69.8	50.7	18.0
Operating income	116.9	192.1	196.7
Net interest, finance and other costs	30.9	28.4	14.2
Income before income taxes	86.0	163.7	182.5
DTC
Disclosure of operating segments [line items]
Revenue	528.2	525.0	431.3
Cost of sales	121.8	130.0	106.7
Gross profit	406.4	395.0	324.6
Selling, general and administration expenses	118.0	107.4	93.9
Depreciation and amortization	52.4	38.6	7.4
Operating income	236.0	249.0	223.3
Wholesale
Disclosure of operating segments [line items]
Revenue	321.3	424.0	394.7
Cost of sales	170.9	226.2	202.2
Gross profit	150.4	197.8	192.5
Selling, general and administration expenses	43.8	49.9	39.1
Depreciation and amortization	3.8	2.8	2.3
Operating income	102.8	145.1	151.1
Other
Disclosure of operating segments [line items]
Revenue	54.2	9.1	4.5
Cost of sales	57.0	8.6	4.8
Gross profit	(2.8)	0.5	(0.3)
Selling, general and administration expenses	205.5	193.2	169.1
Depreciation and amortization	13.6	9.3	8.3
Operating income	$ (221.9)	$ (202.0)	$ (177.7)